Document and Entity Information	Jun. 13, 2025
Details
Registrant CIK	0001842138
Document Type	8-K
Document Period End Date	Jun. 13, 2025
Entity Registrant Name	WARPSPEED TAXI INC.
Entity Incorporation, State or Country Code	WY
Securities Act File Number	333-252505
Entity Tax Identification Number	85-3978107
Entity Address, Address Line One	199 East Pearl Avenue, Suite 103
Entity Address, Address Line Two	Post Office Box 4430
Entity Address, City or Town	Jackson
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	83001
City Area Code	307
Local Phone Number	316-8780
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false